Segment Information (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Commissions and fees
Commissions and fees	$ 885	$ 837	$ 1,931	$ 1,842	$ 3,458		$ 3,414		$ 3,293
Fixed assets
Fixed assets	452		452		468		406
UNITED KINGDOM
Commissions and fees
Commissions and fees for foreign country					980	[1]	963	[1]	902	[1]
Fixed assets
Fixed assets for foreign country					218		171
US
Commissions and fees
Commissions and fees for foreign country					1,484	[1]	1,461	[1]	1,503	[1]
Fixed assets
Fixed assets for foreign country					207		194
Other
Commissions and fees
Commissions and fees for foreign country					994	[1],[2]	990	[1],[2]	888	[1],[2]
Fixed assets
Fixed assets for foreign country					$ 43	[2]	$ 41	[2]

[1]	Commissions and fees are attributed to countries based upon the location of the subsidiary generating the revenue.
[2]	Other than in the United Kingdom and the United States, the Company does not conduct business in any country in which its commissions and fees and/or fixed assets exceed 10 percent of consolidated commissions and fees and/or fixed assets, respectively.